INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
As of the Current Balance Sheet Date, the following costs were recorded as intangible assets on the Company’s balance sheet:
	Patent		Total
	Application	ANDA	Intangible
	Costs	Acquisitions	Assets
Intangible Assets as of March 31, 2013	$244,424	$450,000	$694,424

Costs Capitalized During Current Fiscal Year
Three months ended June 30, 2013	18,498	—	18,498
Three months ended September 30, 2013	3,765	5,597,317	5,601,082
Three months ended December 31, 2013	617	—	617
Total Costs Capitalized-nine months ended December 31, 2013	22,880	5,597,317	5,620,197

Amortization of Intangible Assets During Current Fiscal Year
Three months ended June 30, 2013	—	—	—
Three months ended September 30, 2013	—	—	—
Three months ended December 31, 2013	—	—	—
Total Amortization – nine months ended December 31, 2013	—	—	—

Intangible Assets as of December 31, 2013	$267,304	$6,047,317	$6,314,621

As of March 31, 2013 and 2012, the following costs were recorded as intangible assets on the Company’s balance sheet:

	2013	2012
Intangible assets at beginning of fiscal year
Patent application costs	192,848	147,556
ANDA acquisitions	450,000	450,000
Less: Accumulated Amortization	—	—
Net Intangible Assets at beginning of fiscal year	642,848	597,556

Intangible asset costs capitalized during the fiscal year
Patent application costs	51,578	45,292
ANDA acquisition costs		—
Total cost of intangible assets capitalized	51,578	45,291

Amortization of intangible assets during fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Total amortization of intangible assets	—	—

Impairment of intangible assets during the fiscal year
Patent application costs	—	—
ANDA acquisition costs	—	—
Accumulated amortization of impaired assets	—	—
Net impairment of intangible assets	—	—

Intangible assets at end of fiscal year
Patent application costs	244,424	192,848
Trademarks		—
ANDA acquisition costs	450,000	450,000
Less: Accumulated Amortization		—
Net Intangible Assets	$694,424	$642,848